Preference Share Liabilities - Additional Information (Details)					12 Months Ended				20 Months Ended
	Jul. 21, 2024	Jul. 22, 2023	Jun. 08, 2020 TWD ($)	Jun. 08, 2020 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Jul. 22, 2024	Dec. 31, 2023 USD ($) shares	Jul. 22, 2023	Jun. 08, 2020 $ / shares shares
Preference Share Liabilities [Line Items]
Preferred shares issued | shares					80,865,751	78,079,203		78,079,203
Par value | $ / shares					$ 0.001
Class A Preferred Shares
Preference Share Liabilities [Line Items]
Preferred shares issued | shares				1,000,000						1,000,000
Par value | $ / shares				$ 0.001
Subscription price per share | (per share)				$ 2.03						$ 60
Investment amount			$ 60,000,000	$ 2,031,832
Dividend rate			1.50%	1.50%
Legal reserve percentage			10.00%	10.00%
Issuance period	5 years	3 years	2 years	2 years			2 years		1 year
Annual interest rate							1.50%		1.50%
Subscription price percentage					100.00%
Interest expense recognized | $					$ 32,557	$ 41,109		$ 42,381
Class A Preferred Shares | Top of Range
Preference Share Liabilities [Line Items]
Subscription price percentage					100.00%